Other Current Monetary Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
13.
OTHER CURRENT MONETARY ASSETS

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$3,499	$1,916
Accrued custodial receipts	765	815
Others	797	888
	$5,061	$3,619

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2021	2022
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%-2.70%	0.03%-3.00%